Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

November 30, 2020

MES-QTLY-0121
1.810698.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Biotechnology - 2.0%
Biotechnology - 2.0%
Abcam PLC	2,280,000	$43,628,270
Abcam PLC ADR	322,725	6,151,139
Burning Rock Biotech Ltd. ADR (a)	850,197	24,256,120
Natera, Inc. (b)	450,000	39,721,500
Twist Bioscience Corp. (b)	400,000	44,696,000
		158,453,029
Health Care Equipment & Supplies - 59.1%
Health Care Equipment - 56.0%
Abbott Laboratories	2,120,000	229,426,400
Atricure, Inc. (b)	700,000	30,436,000
Axonics Modulation Technologies, Inc. (a)(b)	1,000,000	43,890,000
Becton, Dickinson & Co.	1,200,000	281,808,000
Boston Scientific Corp. (b)	12,400,000	411,060,000
Danaher Corp.	4,000,000	898,520,000
DexCom, Inc. (b)	575,000	183,816,000
Fisher & Paykel Healthcare Corp.	3,080,000	77,576,280
Genmark Diagnostics, Inc. (b)	3,042,775	40,681,902
Hologic, Inc. (b)	4,870,000	336,663,100
IDEXX Laboratories, Inc. (b)	50,000	23,049,000
Insulet Corp. (b)	1,249,965	322,128,480
Intuitive Surgical, Inc. (b)	415,000	301,310,750
Masimo Corp. (b)	800,000	203,592,000
Nevro Corp. (b)	400,000	64,500,000
Outset Medical, Inc.	17,194	1,100,416
Outset Medical, Inc.	1,006,234	57,959,078
Penumbra, Inc. (a)(b)	1,295,000	287,360,500
ResMed, Inc.	1,000,000	209,600,000
Shockwave Medical, Inc. (b)	600,000	58,698,000
STERIS PLC	128,000	24,807,680
Stryker Corp.	620,000	144,708,000
Tandem Diabetes Care, Inc. (b)	1,450,000	136,126,000
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	243,500	2,226,087
ViewRay, Inc. (a)(b)(d)	8,000,000	30,720,000
		4,401,763,673
Health Care Supplies - 3.1%
Align Technology, Inc. (b)	135,000	64,974,150
Nanosonics Ltd. (b)(d)	22,595,033	110,461,987
Pulmonx Corp.	180,000	9,756,000
West Pharmaceutical Services, Inc.	210,000	57,783,600
		242,975,737

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,644,739,410

Health Care Providers & Services - 8.6%
Health Care Services - 3.3%
1Life Healthcare, Inc. (b)	600,000	19,722,000
Cigna Corp.	1,000,000	209,140,000
Guardant Health, Inc. (b)	250,939	30,393,732
		259,255,732
Managed Health Care - 5.3%
Centene Corp. (b)	1,400,000	86,310,000
Humana, Inc.	500,000	200,260,000
UnitedHealth Group, Inc.	400,000	134,536,000
		421,106,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		680,361,732

Health Care Technology - 3.8%
Health Care Technology - 3.8%
Castlight Health, Inc. (b)	983,300	1,238,958
Castlight Health, Inc. Class B (b)	5,300,000	6,678,000
Health Catalyst, Inc. (b)	133,336	4,753,428
Inspire Medical Systems, Inc. (b)	750,000	139,305,000
Phreesia, Inc. (b)	385,717	17,033,263
Veeva Systems, Inc. Class A (b)	470,000	130,128,900
		299,137,549
Insurance - 0.6%
Insurance Brokers - 0.6%
eHealth, Inc. (a)(b)	600,000	45,594,000
Life Sciences Tools & Services - 21.9%
Life Sciences Tools & Services - 21.9%
10X Genomics, Inc. (b)	280,000	42,870,800
10X Genomics, Inc. Class B (c)	392,772	60,137,321
Avantor, Inc. (b)	1,000,000	27,280,000
Bio-Rad Laboratories, Inc. Class A (b)	214,176	115,333,776
Bruker Corp.	3,800,000	192,318,000
Lonza Group AG	270,000	169,876,655
Maravai LifeSciences Holdings, Inc.	920,000	25,898,000
Nanostring Technologies, Inc. (b)	340,000	16,877,600
Sartorius Stedim Biotech	254,000	91,585,224
Sotera Health Co.	420,000	11,365,200
Thermo Fisher Scientific, Inc.	2,080,000	967,158,401
		1,720,700,977
Pharmaceuticals - 0.7%
Pharmaceuticals - 0.7%
Intersect ENT, Inc. (b)(d)	2,700,000	51,651,000
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (b)	1,000,000	27,440,000
Software - 0.9%
Application Software - 0.9%
Nuance Communications, Inc. (b)	1,600,000	69,008,000
Textiles, Apparel & Luxury Goods - 0.4%
Apparel, Accessories & Luxury Goods - 0.4%
Essilor International SA	200,000	28,911,415
TOTAL COMMON STOCKS
(Cost $4,314,407,267)		7,725,997,112

Convertible Preferred Stocks - 1.2%
Biotechnology - 0.7%
Biotechnology - 0.7%
Element Biosciences, Inc. Series B (e)(f)	2,385,223	14,740,678
Inscripta, Inc. Series D (e)(f)	3,938,731	18,000,001
Seer, Inc. Series D1 (e)	1,557,632	23,831,770
		56,572,449
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Conformal Medical, Inc. Series C (e)(f)	2,605,625	9,554,996
Health Care Technology - 0.2%
Health Care Technology - 0.2%
PrognomIQ, Inc.:
Series A5 (e)(f)	833,333	2,308,332
Series B (e)(f)	2,735,093	7,576,208
		9,884,540
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Freenome, Inc. Series C (e)(f)	2,268,156	14,999,996
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $74,308,324)		91,011,981

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (g)	29,275,568	29,281,423
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	162,624,740	162,641,003
TOTAL MONEY MARKET FUNDS
(Cost $191,922,426)		191,922,426
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $4,580,638,017)		8,008,931,519
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(149,698,719)
NET ASSETS - 100%		$7,859,232,800

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,363,408 or 0.8% of net assets.

 (d) Affiliated company

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,011,981 or 1.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Conformal Medical, Inc. Series C	7/24/20	$9,554,996
Element Biosciences, Inc. Series B	12/13/19	$12,500,000
Freenome, Inc. Series C	8/14/20	$14,999,996
Inscripta, Inc. Series D	11/13/20	$18,000,001
PrognomIQ, Inc. Series A5	8/20/20	$503,333
PrognomIQ, Inc. Series B	9/11/20	$6,249,999
Seer, Inc. Series D1	5/12/20	$12,499,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,351
Fidelity Securities Lending Cash Central Fund	122,843
Total	$251,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Intersect ENT, Inc.	$14,316,000	$31,980,414	$--	$--	$--	$5,354,586	$51,651,000
Nanosonics Ltd.	92,968,430	5,457,032	--	--	--	12,036,525	110,461,987
ViewRay, Inc.	16,646,000	4,443,334	--	--	--	9,630,666	30,720,000
Total	$123,930,430	$41,880,780	$--	$--	$--	$27,021,777	$192,832,987

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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